Estimates, Significant Accounting Policies and Balance Sheet Detail (Schedule of Shipping and Handling Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shipping, Handling and Transportation [Abstract]
Shipping, Handling and Transportation Costs	$ 28	$ 25	$ 40